Label	Element	Value
TIAA-CREF Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TIAA-CREF Funds	Supplement

TIAA-CREF U.S. Equity Funds

TIAA-CREF Large-Cap Growth Fund

SUPPLEMENT NO. 3

dated December 10, 2021, to the Summary Prospectus dated March 1, 2021, as amended and restated September 10, 2021

At a special meeting held on December 7, 2021, the shareholders of the TIAA-CREF Large-Cap Growth Fund (the “Fund”) approved a proposal to change the Fund’s diversification status from diversified to non-diversified. This change is effective immediately and the Fund’s prospectus and statement of additional information will be updated, as outlined below, to reflect the Fund’s non-diversified status and the risks related to operating as a non-diversified fund.

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Large-Cap Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following language has been added for the Fund to the end of the first paragraph in the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk as compared to a fund that is classified as a diversified investment company.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following risk has been added before the “Active Management Risk” in the section entitled “Principal investment risks” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

•	Non-Diversification Risk—The Fund is considered to be non-diversified under the 1940 Act. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the fund’s return since that investment may represent a larger portion of the fund’s total portfolio assets.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered to be non-diversified under the 1940 Act. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the fund’s return since that investment may represent a larger portion of the fund’s total portfolio assets.